CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]

	December 31, 2023		December 31, 2022
In Colombian Pesos
Cash	Ps.	3,723,337	Ps.	3,663,165
Deposits in the Colombian central bank		6,795,015		4,541,687
Demand deposits in banks and other financial entities		549,084		1,712,116
Clearing houses		488		2,109
Liquidity management		1,312,622		4,013
Cash held for specific purposes (1)		1,220,609		1,136,975
	Ps.	13,601,155	Ps.	11,060,065
In foreign currency
Cash	Ps.	85,775	Ps.	103,696
Demand deposits in banks and other financial entities		4,600,966		5,245,531
Liquidity management		309,965		623,565
	Ps.	4,996,706	Ps.	5,972,792
Total cash and cash equivalents	Ps.	18,597,861	Ps.	17,032,857

(1) The variation in cash held for specific purposes corresponds to: Ps. 90,940 in Covipacifico due to higher funding, collections, payment of the difference in toll rates, and financial yields; Ps. (171,541) in Covioriente and Ps. (67,261) in Episol of restricted cash available for use in properties, networks and environmental, and ANI surpluses, toll collections and Ps. 231,496 in Covimar the transfer of resources from savings accounts to collective investment funds.